EQUITY ACCOUNTED INVESTMENTS - Schedule of Investment Properties (Details) - Investments accounted for using equity method	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Core Office | United States | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	6.10%	6.00%
Terminal capitalization rate	4.70%	4.70%
Investment horizon (yrs)	11 years	11 years
Core Retail | United States | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	6.30%	6.30%
Terminal capitalization rate	4.80%	4.90%
Investment horizon (yrs)	10 years	10 years
LP Investments - Office | United States | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	7.30%	6.90%
Terminal capitalization rate	6.10%	5.60%
Investment horizon (yrs)	10 years	10 years
Multifamily(1) | Direct capitalization
Disclosure of detailed information about investment property [line items]
Discount rate	3.80%	4.20%